SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE I - SUBSEQUENT EVENTS

The Company has evaluated the effect of events and transactions subsequent to December 31, 2023 through the date of issuance of the consolidated financial statements and determined that no subsequent events have occurred that require recognition in the consolidated financial statements.

In March 2024, a stock option was exercised for the issuance of 150,000 shares of common stock. The Company received $150,000 in proceeds from such exercise.

During the first quarter of 2024, the Company issued stock options and warrants for the issuance of 1,585,000 shares of common stock to consultants, board members, and advisors at an exercise price of $3.00 per share. Of those warrants, 635,000 warrants in aggregate were granted to officers and directors exercisable at $3.00 per warrant as follows: Jerry Katzman, MD 300,000 shares, Virender Ahluwalia 50,000 shares, Herbert Gould, MD 160,000 shares, Dessislava Boneva, MD 50,000 shares, Vinay Mehindru, MD 75,000 shares.

In March 2024, the Company issued 75,000 shares of common stock in settlement of $150,000 of accounts payable.